SIGNIFICANT ACCOUNTING POLICIES: (Policies)	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES:
Basis of Presentation
a.	Basis of Presentation
The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).
Principles of Consolidation
b.	Principles of Consolidation

The accompanying consolidated financial statements include the accounts of ironSource Ltd. and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates
c.	Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Estimates are primarily used for, but not limited to, revenue recognition, valuation of share-based compensation, valuation of ordinary shares and restricted share units prior to being a publicity traded company, assets acquired and liabilities assumed through business combinations, capitalization of software costs, valuation and impairment of intangible assets and goodwill, useful lives of intangible assets and property, equipment and software, determining the lease term and income taxes. Actual results could differ from those estimates, and such differences may have a material impact on our financial position or results of operations.

Functional Currency
d.	Functional Currency

A major part of our revenues and costs are denominated in U.S. dollars. The U.S. dollar is the primary currency of the economic environment in which ironSource and each of its subsidiaries operates. Thus, the U.S. dollar is our functional and reporting currency. Gains and losses arising from foreign currency remeasurements of monetary balances denominated in non-functional currencies are included in financial expenses, net on the consolidated statements of operations.

Segments
e.	Segments

The chief operating decision maker is our Chief Executive Officer, who makes resource allocation decisions and assesses performance based on financial information presented on a consolidated basis, accompanied by disaggregated information of our revenue. Accordingly, we have one operating and reportable segment.

Cash and Cash Equivalents
f.	Cash and Cash Equivalents

All highly liquid investments, which include short-term bank deposits that are not restricted as to withdrawal or use, with maturities of three months or less at the date acquired, are considered to be cash equivalents.

Restricted Cash
g.	Restricted Cash

Restricted cash consists primarily of bank deposits to secure obligations under our operating lease agreements and our credit cards. Restricted cash is presented at cost, including accrued interest, and is classified as current or non-current based on the remaining term of the restriction.

Short-Term Deposits
h.	Short-Term Deposits

Short-term deposits are bank deposits with maturities over three months and of up to one year. As of December 31, 2020, short-term deposits were denominated in U.S. dollars and bore interest of 0.6%. Short-term deposits are presented at their cost, including accrued interest.

Accounts Receivable
i.	Accounts Receivable

Accounts receivable are recorded at invoiced amount less an allowance for any potential uncollectible amounts. We review accounts receivable amounts due from customers which are past due to identify specific customers with known disputes or collectability issues on a monthly basis and make specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, we consider factors such as the age of the balance, the customer’s payment history and its current creditworthiness (i.e. for any change in creditworthiness since the initial assessment at the time of revenue recognition). We write off accounts receivable when they become uncollectible.

As of December 31, 2021 and 2020, no individual customer represented 10% or more of the Company's accounts receivable.

Concentrations of Credit Risks
j.	Concentrations of Credit Risks

Financial instruments that potentially subject us to a concentration of credit risk consist principally of cash, cash equivalents, bank deposits, restricted cash, accounts receivable and foreign currency derivative instruments.

We place our cash and cash equivalents, bank deposits and restricted cash in high credit quality financial institutions. In general, our customers are not required to provide collateral or any other security to support accounts receivable. We perform ongoing credit evaluations of our customers and maintain an allowance for doubtful debts.

Bad debt expense was immaterial for the years ended December 31, 2021, 2020 and 2019.

Fair Value of Financial Instruments
k.	Fair Value of Financial Instruments

The FASB ASC Topic 820, Fair Value Measurements and Disclosures (“Topic 820”), establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The three levels of the fair value hierarchy under Topic 820 are described below:

Level 1 - Quoted prices in active markets for identical assets or liabilities;

Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities;

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair values of the assets or liabilities.

Our financial instruments consist of cash, cash equivalents, bank deposits, restricted cash, accounts receivable, accounts payable, long-term debt, contingent consideration and foreign currency forward contracts.

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES (continued):

k.	Fair Value of Financial Instruments (continued)

The recorded amounts of accounts receivable and accounts payable approximate their respective fair value because of the liquidity and short period of time to maturity, receipt or payment of these instruments.

Our foreign currency forward contracts are classified within Level 2 of the fair value hierarchy as the valuation inputs are based on quoted prices and market observable data of similar instruments. Refer to Note 12 for further information.

Our long-term debt and contingent consideration are classified within Level 3 of the fair value hierarchy. Refer to Note 6 and 10 for further information.

Investment in Equity Securities
l.	Investment in Equity Securities

Our investment in equity securities consists of non-marketable equity securities, which is an investment in privately held company. Our equity investment does not have a readily determinable fair value. The investment is measured as cost method investment under the measurement alternative prescribed within ASU 2016-01 “Financial Instruments—Recognition and Measurement of Financial Assets and Financial Liabilities” to the extent such an investment is not subject to consolidation or the equity method. Under the measurement alternative, this financial instrument is carried at cost, less any impairment, adjusted for changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. The investment is impaired if based on a qualitative assessment of impairment indicators, the fair value of the investment is less than its carrying amount. If considered impaired, the difference between the carrying amount and fair value should be recorded in the consolidated statement of operations.

Derivatives and Hedging
m.	Derivatives and Hedging

Derivatives are recognized at fair value as either assets or liabilities in the consolidated balance sheets in accordance with ASC Topic 815, “Derivatives and Hedging.” The gain or loss of derivatives which are designated and qualify as hedging instruments in a cash flow hedge, is recorded under accumulated other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings.

Business Combinations
n.	Business Combinations

We include the results of operations of businesses that we acquire in our consolidated financial statements beginning on their respective acquisition dates. We allocate the fair value of purchase consideration to the assets acquired and liabilities assumed. When the fair value of the purchase consideration exceeds the fair values of the identifiable assets and liabilities acquired, we record the excess as goodwill. The fair value of contingent consideration liabilities assumed from an acquisition are remeasured each reporting period and the changes in the fair value, if any, is recorded within operating expenses in our consolidated statement of operations. Such valuations require management to make significant estimates and assumptions, especially with respect to intangible assets. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable, and as a result, actual results may differ from estimates. Acquired intangible assets with definite lives are amortized over their estimated useful lives generally on a straight-line basis unless evidence indicates a more appropriate method. Acquisition-related expenses are expensed as incurred. During the measurement period beginning with the acquisition date, we may record certain purchase accounting adjustments related to the fair value of assets acquired and liabilities assumed against goodwill. Refer to Note 6 for further information.

Capitalized Software Costs
o.	Capitalized Software Costs

We capitalize costs related to our internal-use software systems that have reached the application development stage. Such capitalized costs include payroll, payroll-related expenses and external direct costs, which are directly associated with creating and enhancing internal use software related to our platform and technology infrastructure. Capitalization of such costs begins when the preliminary project stage is complete and ceases at the point in which the project is substantially complete and is ready for its intended purpose. The costs capitalized in the application development stage primarily include the costs of coding and testing of a new system or of a significant upgrade and enhancement. Costs related to preliminary project activities and post implementation activities are expensed as incurred.

Capitalized software costs are amortized on a straight-line basis over their estimated useful life, which is generally 3 years. Amortization of capitalized software costs are recorded under cost of revenue.

We evaluate the useful lives of these assets on an annual basis and test for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets. Refer to Note 3(s) for further information.

Capitalized software costs are included in property, equipment and software, net in the consolidated balance sheets.

Goodwill
p.	Goodwill

Goodwill reflects the excess of the fair value of the consideration paid or transferred at the acquisition date over the fair values of the identifiable net assets acquired. Goodwill is not amortized but rather is tested for impairment annually at the reporting unit level at the end of each year, or more frequently if impairment indicators are present. Additionally, we are permitted to first assess qualitative factors to determine whether a quantitative goodwill impairment test is necessary. Further testing is only required if we determine, based on the qualitative assessment, that it is more likely than not that our reporting unit’s fair value is less than its carrying amount. Otherwise, no further impairment testing is required. We have the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to the quantitative goodwill impairment test. This would not preclude us from performing the qualitative assessment in any subsequent period.

We performed the annual goodwill impairment assessment during the fourth quarter of 2021, 2020 and 2019. There was no impairment of goodwill during the years ended December 31, 2021, 2020 and 2019.

Property and Equipment
q.	Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and impairments. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, or in a case of leasehold improvements, the shorter of the lease term (including any renewal periods, which are reasonably assured) or the estimated useful life of the asset. Repairs and maintenance expenditures, which are not considered improvements and do not extend the useful life of property and equipment, are expensed as incurred.

Depreciation is computed primarily over the following periods:

Useful Life
in Years
Computers and purchased software	3
Office furniture and equipment	5 – 14

Intangible Assets
r.	Intangible Assets

Intangible assets consist of technology, customer relationships and domain. Definite-lived intangible assets are amortized using the straight-line basis over their estimated useful life.

Amortization is computed primarily over the following periods:

Useful Life
in Years
Technology	3 - 8
Customer relationships	6 - 8
Domain	8

Amortization of acquired technology is recorded within cost of revenue. Amortization of customer relationships and domain are recorded within sales and marketing expenses.

We evaluate the estimated remaining useful life of intangible assets whenever there are significant events or triggering events for impairment. Based on our evaluation, there were no impairment or changes to the useful life of intangible assets for the years ended December 31, 2021, 2020 and 2019.

Impairment of Long-Lived Assets
s.	Impairment of Long-Lived Assets

Long-lived assets, including definite life intangible assets, held and used by us are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets (or asset group) may not be recoverable. In the event that the sum of the expected future cash flows (undiscounted and without interest charges) of the long-lived assets (or asset group) is less than the carrying amount of such assets, an impairment charge would be recognized, and the assets (or asset group) would be written down to their estimated fair values. Based on our review, we recorded impairment charges of $1,129 thousand for the year ended December 31, 2020, related to capitalized software costs of our discontinued operations, and impairment charge of $121 thousand for the year ended December 31, 2019 related to capitalized software costs of our continuing operations.

Loss Contingencies
t.	Loss Contingencies

We are involved in various lawsuits, claims and proceedings that arise in the ordinary course of business. We record a liability for these when we believe it is probable that we have incurred a loss and can reasonably estimate the loss. We regularly evaluate current information to determine whether we should adjust a recorded liability or record a new one. Refer to Note 13 for further information.

Treasury Shares
u.	Treasury Shares
Treasury shares are presented as a reduction of equity, at their cost to the Company.
Revenue Recognition
v.	Revenue Recognition

Revenue is recognized in accordance with Accounting Standards Update (ASU) No. 2014-09, “Revenue from Contracts with Customers” (Topic 606) when, or as, control of the promised goods or services is transferred to the customer, and in an amount that reflects the consideration we are expected to receive in exchange for those services or goods. We follow five steps to record revenue under Topic 606:

NOTE 3 — SIGNIFICANT ACCOUNTING POLICIES (continued):

v.	Revenue Recognition (continued)
(i)	identify the contract with a customer;
(ii)	identify the performance obligations in the contract;
(iii)	determine the transaction price;
(iv)	allocate the transaction price to the performance obligations in the contract; and
(v)	recognize revenue when, or as, we satisfy a performance obligation.

Our platform consists revenue of two solution suites: ironSource Sonic (“Sonic”) and ironSource Aura (“Aura”). Sonic for game and app developers and Aura for telecom operators and Original Equipment Manufacturers (“OEMs”).

Sonic

Our Sonic solution suite enables mobile game and app developers (“developers”) to grow their apps into scaled businesses by providing solutions to monetize content, acquire users and publish apps. Developers use our monetization solutions to generate revenue by selling their In-App placements inventory to advertisers within their games and apps. As the operator of Sonic, our role is to enable developers to monetize their In-App placements inventory with the advertisers based on the bid/ask price from an auction. We enter into contracts with both developers (our customer) and advertisers to participate in an auction to acquire the advertising space and we retain a share of the revenue we facilitate. Developers may also use Sonic publishing solutions, which is a game publishing and development studio focused on helping smaller, third-party game developers publish their mobile games. We generate revenue through in-app advertising and a small portion through in-app purchases by publishing third-party developer games. Third-party developers that contract with us enjoy a revenue-share model where they receive a share of the monetization that we create without bearing the risks and costs of failure. For this publishing activity, we have determined the advertising networks to be the customer. In addition, we generate revenue in usage-based contractual arrangements with customers who leverage some of our other solutions.

Revenue is recognized at a point in time when both of the following occur:  (i) a purchase of an impression that was facilitated through our platform (i.e. when a bid is won) and (ii) when a user installs an application after seeing an advertisement contracted on a cost-per-install basis or on a cost-per-impression basis. We have determined that displaying the advertisement is identified as a single performance obligation.

Aura

Our Aura solution suite enables telecom operators and OEMs (our customers) the ability to engage with their users beyond the purchase of devices and service plans, by providing them device experiences such as personalized device setup, service promotions and app promotions. We generate revenue when a user (device owner) accepts a service or installs a promoted app. We retain a share of the revenue that is generated based on our revenue-share arrangement with the customer. Revenue is recognized at the point in time that the app is installed by the user or when the user accepts a service and is considered a single performance obligation.

Principal vs agent

For both Sonic and Aura, we evaluate whether we act as the principal (i.e. report revenue on a gross basis) or the agent (i.e. report revenue on a net basis). The evaluation to present revenue on a gross versus net basis requires significant judgment. We have concluded that for Sonic monetization solutions and for Aura solutions, we are the agent in facilitating the fulfillment of our customers’ access to different advertisers.

NOTE 3 — SIGNIFICANT ACCOUNTING POLICIES (continued):

v.	Revenue Recognition (continued)

Our conclusion is primarily based on the fact that we do not have control over the bid price from the advertisement nor the promotion. Additionally, we do not control the In-App placements inventory nor the on-device placements inventory prior to the placement of an advertisement or the promotion, therefore, bearing no inventory risk. Further, we do not promise our customers any results. Based on these factors, we determined that we are acting as an agent, and, therefore, report revenue based on the net amount retained from the transaction, which is our revenue share.

As to our Sonic publishing solutions, we have concluded that we are the principal for these sales and report revenue on a gross basis due the fact that we are the publisher and have control of the In-App placement inventory (and as a result bear the risk of inventory) and we have the latitude in determining the price.

In all cases, we have the right to unconditional payment and as such, we generally invoice advertisers at the end of each month for the full purchase price monetized in that month.

Regardless if we record revenue on a gross or net basis, accounts receivable are recorded at the amount of gross billings for the amounts we are responsible to collect, and accounts payable are recorded at the net amount payable to customers. Accordingly, both accounts receivable and accounts payable appear larger in relation to revenue reported.

Sales Commissions
w.	Sales Commissions

Internal sales commissions are considered incremental costs of obtaining contracts with customers. We apply a practical expedient to expense incremental costs incurred if the period of benefit is one year or less. Sales commissions are expensed when incurred when the amortization period is one year or less. These costs are recorded within sales and marketing expenses. Sales commissions for the years ended December 31, 2021, 2020 and 2019 were immaterial.

Advertising Costs
x.	Advertising Costs

Costs for advertising are primarily expensed as incurred and are included in sales and marketing expense in our consolidated statement of operations. Such costs primarily consist of user acquisition costs of $137,285 thousand and $76,521 thousand for the years ended December 31, 2021 and 2020, respectively. Advertising costs for the year ended December 31, 2019 were immaterial.

Research and Development
y.	Research and Development

Research and development expenses include costs associated with the maintenance and ongoing development of our platform and its technology, including compensation and employee benefits and allocated costs associated with our research and development department. Research and development expenses are expensed as incurred.

Income Taxes
z.	Income Taxes

We account for income taxes using the asset and liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Deferred income tax liabilities and assets are classified as non-current.

We record a valuation allowance to reduce our deferred tax assets to the net amount that we believe is more likely than not to be realized. We consider all available evidence, both positive and negative, including historical levels of income, expectations and risks associated with estimates of future taxable income, and ongoing tax planning strategies in assessing the need for a valuation allowance.

NOTE 3 — SIGNIFICANT ACCOUNTING POLICIES (continued):

z.	Income Taxes

We implement a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. We classify interest and penalties recognized related to our uncertain tax positions within income taxes on the consolidated statements of operations.

Retirement and Severance Pay
aa.	Retirement and Severance Pay

The Israeli Severance Pay Law, 1963 (“Severance Pay Law”), specifies that employees are entitled to severance payment, following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one-month’s salary for each year of employment, or a portion thereof.

Most of our liability for severance pay is covered by the provisions of Section 14 of the Israeli Severance Pay Law (“Section 14”). Under Section 14 employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, contributed by us on their behalf to their insurance funds. Payments in accordance with Section 14 release us from any future severance payments in respect of those employees. As a result, we do not recognize any liability for severance pay due to these employees and the deposits under Section 14 are not recorded as assets on the consolidated balance sheets.

Share-Based Compensation
bb.	Share-Based Compensation

We measure all share-based awards, including share options and restricted share units (“RSUs”), based on their estimated fair value on the grant date for awards to our employees and directors.

We use the Black-Scholes pricing model to determine the fair values of share options. The option pricing model requires the input of highly subjective assumptions, including estimated fair value of ordinary share price prior to being a publicity traded company, the expected share price volatility and expected term. Any changes in these highly subjective assumptions would significantly impact the share-based compensation expense. We measure the fair value of RSUs based on the grant-date share price of the underlying ordinary share.

We recognize share-based compensation expenses for options and RSUs using the accelerated attribution method, over the requisite service period (primarily a four-year period). We account for forfeitures as they occur. Refer to Note 15 for further information.

Net Income per ordinary share
cc.	Net Income per Ordinary Share

Basic net income per ordinary share is computed by dividing net income by the weighted-average number of ordinary shares outstanding during the year, including unexercised vested options with a zero exercise price, net of treasury shares.

Diluted net income per ordinary share is computed by dividing net income by the weighted-average number of ordinary shares outstanding during the year, while giving effect to all potentially dilutive ordinary shares to the extent they are dilutive.

Potentially dilutive ordinary shares result from the assumed exercise of options (excluding unexercised vested options with a zero exercise price), assumed vesting of RSUs and contingently returnable ordinary shares issued in connection with acquisitions, using the “treasury stock” method.

NOTE 3 — SIGNIFICANT ACCOUNTING POLICIES (continued):

cc.	Net Income per Ordinary Share (continued)

Moreover, the 2014 and 2019 ordinary shares’ conversion into ordinary shares was contingent upon certain deemed liquidation events, for which we assessed their occurrence at the end of each reporting period. If the contingency was met, their potential dilution was computed using the “if-converted” method.

Basic and diluted net income per ordinary share takes into account deduction of amounts attributable to participating securities, in conformity with the "two-class" method.

Net income per ordinary share calculation for all periods presented have been retrospectively adjusted to reflect the Recapitalization. Refer to Note 2 for further information.

Leases
dd.	Leases

Lease accounting policy from January 1, 2020:

We account for leases in accordance with ASU No. 2016-02, Leases (“Topic 842”), which requires lessees to recognize leases on-balance sheet and disclose key information about leasing arrangements. We determine if a contract contains a lease based on whether we have the right to obtain substantially all of the economic benefits from the use of an identified asset and whether we have the right to direct the use of an identified asset in exchange for consideration, which relates to an asset which we do not own. Right-of-use (“ROU”) assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. ROU assets are recognized as the lease liability, adjusted for lease incentives received and prepayments made. Lease liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value of the future lease payments is our incremental borrowing rate (“IBR”) because the interest rate implicit in most of our leases is not readily determinable. The IBR is a hypothetical rate based on our understanding of what our credit rating would be. Lease payments may be fixed or variable; however, only fixed payments or in-substance fixed payments are included in our lease liability calculation. Variable lease payments are recognized in operating expenses in the period in which the obligation for those payments are incurred.

The ROU asset also includes any initial direct costs and any lease payments made prior to the lease commencement date and is reduced by any lease incentives received. The ROU asset is amortized on a straight-line basis as the operating lease cost over the lease term on the consolidated statements of operations. ROU asset amortization, referred to as non-cash lease expense, along with the change in the operating lease liabilities are separately presented within the cash flows from operating activities on the consolidated statements of cash flows.

Lease accounting policy until December 31, 2019:

We lease real estate for use in our operations, which are classified as operating leases. Refer to Note 19 for further information.

New Accounting Pronouncements
ee.	New Accounting Pronouncements

Recently Adopted Accounting Pronouncements:

In February 2016, the FASB issued ASU No. 2016-02, Leases (“Topic 842”), which requires lessees to recognize operating and financing lease liabilities (“Lease Liabilities”) and corresponding right-of-use assets (“ROU Assets”) on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements. ASU No. 2016-02 is effective for us for the annual period beginning after December 15, 2020, including interim periods within annual reporting beginning after December 15, 2021. We early adopted this standard along with all subsequent ASU clarifications and improvements that are applicable to us on January 1, 2020 using the modified retrospective transition approach by applying the new standard to all leases existing at the date of initial application and not restating comparative periods. Results and disclosure requirements for reporting periods beginning after January 1, 2020 are presented under Topic 842, while prior period amounts have not been adjusted and continue to be reported in accordance with our historical accounting policies. We made a policy election not to separate lease and non-lease components for each of our existing underlying asset classes; therefore, we will account for lease and non-lease components as a single lease component.

ROU Assets represent our right to control the use of an identified asset for a period of time, or term, in exchange for consideration, and Lease Liabilities represent our obligation to make lease payments arising from the aforementioned right.

We determine if an arrangement is, or contains, a lease at the inception date, and we measure and record non-current ROU Assets and corresponding Lease Liabilities, classified as current and non-current, on our consolidated balance sheet at the lease commencement date for all leases except for short-term leases with a term of 12 months or less. ROU Assets and Lease Liabilities are initially recorded based on the present value of lease payments over the lease term, which may include options to extend or terminate the lease when it is reasonably certain at the commencement date that such options will be exercised. As the rate implicit for each of our leases is not readily determinable, we use our incremental borrowing rate, based on the information available at the lease commencement date in determining the present value of its expected lease payments.

We have elected to utilize the available package of practical expedients permitted under the transition guidance within the new standard which does not require it to reassess the prior conclusions about lease identification, lease classification and initial direct costs. We did not elect the hindsight practical expedient in transition.

The adoption of ASU 842 resulted in the recognition of ROU Assets of $41,338 thousand and Lease Liabilities of $41,437 thousand as of January 1, 2020. The impact on our consolidated statements of operations and cash flows was not material

In August 2018, the FASB issued ASU No. 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (“Subtopic 350-40”): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract. This standard aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The amendments in this update are effective for us for annual reporting periods beginning after December 15, 2020, and interim periods within annual periods beginning after December 15, 2021. There was no financial impact on our consolidated financial statements as a result of the adoption.

NOTE 3 — SIGNIFICANT ACCOUNTING POLICIES (continued):

ee.	New Accounting Pronouncements (continued)

In October 2021, the FASB issued Accounting Standards Update No. 2021-08, “Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers” (“ASU 2021-08”), which requires contract assets and contract liabilities (i.e., unearned revenue) acquired in a business combination to be recognized and measured in accordance with ASC 606, Revenue from Contracts with Customers. Currently, the Company recognizes contract assets and contract liabilities at the acquisition date based on fair value estimates, which historically has resulted in a reduction to unearned revenue on the balance sheet, and therefore, a reduction to revenues that would have otherwise been recorded as an independent entity. ASU 2021-08 is effective for interim and annual periods beginning after December 15, 2023 on a prospective basis, with early adoption permitted. We early adopted ASU 2021-08 in the fourth quarter of fiscal 2021 and applied this guidance to all prior business combinations that have occurred since January 1, 2021. There was no material impact on our consolidated financial statements as a result of the adoption.

Recently issued accounting pronouncements, not yet adopted:

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (“Topic 326”): Measurement of Credit Losses on Financial Instruments to introduce a new model for recognizing credit losses on financial instruments based on estimated current expected credit losses, or CECL. Under the new standard, an entity is required to estimate CECL on trade receivables at inception, based on historical information, current conditions, and reasonable and supportable forecasts. ASU No. 2016-13 is effective for us for the annual period beginning after December 15, 2022, including interim periods within that reporting period. We are evaluating the impact of adoption of the new standard on our consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (“Topic 740”): Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. ASU No. 2019-12 is effective for us for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. We are evaluating the impact of adoption of the new standard on our consolidated financial statements.